Consolidated Cash Flow Statements € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Operating activities
Loss for the period	€ (63,953)	€ (56,032)	€ (9,971)
Adjustments for:
Depreciation of property, plant and equipment	125	61	50
Impairment of property, plant and equipment	1,965	0	0
Depreciation of right-of-use assets	415	313	163
Amortization of intangible assets	34	11	11
Expenses(+) for share-based payment transactions	1,981	32,160	0
Other non-cash expenses(+)	112	346	0
Interest and similar income	0	(2)	0
Interest and other expenses	4,781	2,040	702
Movements in provisions	2,091	(526)	418
Decrease(+)/increase(-) in other assets	(3,760)	(5,766)	456
Increase(+)/decrease(-) in trade and other payables	5,218	322	(1,284)
Increase(+)/decrease(-) in advance payments received from customers	4,286	26,448	800
Interest paid	(436)	(561)	(120)
Net cash flows from operating activities	(47,141)	(1,186)	(8,775)
Investing activities
Purchase of intangible assets	(223)	0	0
Purchase of property, plant and equipment	(1,429)	(42)	(1,139)
Net cash flows from investing activities	(1,652)	(42)	(1,139)
Financing activities
Transaction cost on issue of shares	(2,825)
Proceeds from borrowings	0	10,657	3,710
Repayments of borrowings	(2,187)	(2,327)	0
Payment of principal portion of lease liabilities	(378)	(282)	(92)
Net cash flow from financing activities	138,562	44,085	8,806
Net increase (decrease) in cash and cash equivalents	89,769	42,857	(1,108)
Effect of currency translation on cash and cash equivalents	(94)	0	0
Cash and cash equivalents at the beginning of the period	43,264	407	1,515
Cash and cash equivalents at end of the period	132,939	43,264	407
IPO
Financing activities
Transaction cost on issue of shares	(2,690)	0	0
Proceeds from issue of shares	142,334	0	0
Institutional investors [member]
Financing activities
Transaction cost on issue of shares	(17)	(2,192)	(109)
Proceeds from issue of shares	€ 1,500	€ 38,229	€ 5,297